Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2017	2016	2015
United States	$51,558,474	$51,379,528	$57,402,020
Outside the United States	12,534,374	13,236,473	16,166,718
Total net sales	$64,092,848	$64,616,001	$73,568,738